SCHEDULE OF SHARE CAPITAL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 14, 2023
Share Capital
Ordinary shares	132,425,321	105,263,000	6,686,944
At January 1	$ 105,263	$ 105,263
Issue of new shares for the initial public offering	6,687
Issue of new shares for the conversion of Convertible Bonds	20,475
At December 31	$ 132,425	$ 105,263